Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

1 4 .	Revenue
For the years ended December 31, 2018, 2019 and 2020, all of the Group’s revenue was generated in the PRC. The disaggregated revenues by course plans were as follows:

	For the years ended December 31,
	2018	2019	2020
Tuition fees	100,371,598	109,757,237	125,439,005
Meals	24,554,520	24,694,193	19,172,979
Accommodation	8,141,000	9,184,065	8,342,798
Others	7,768,276	6,111,808	4,616,008
Rental revenue from related parties	1,688,191	2,373,333	1,668,572

Total revenues	142,523,585	152,120,636	159,239,362

Contract balances from contracts with customers
Timing of revenue recognition may differ from the timing of customer payments. Accounts receivable represent amounts due and revenues recognized prior to customer payments when the Group has satisfied the its performance obligation and has the unconditional rights to payment. The balances of accounts receivable, primarily consisting of receivables from cooperation partners for campus events and receivables for learning materials from students, net of allowance for doubtful accounts were RMB 1,251,480 and nil as of December 31, 2019 and 2020, respectively.

Unearned revenues consist of payments received related to unsatisfied performance obligation at the end of the period, included in current and non-current
deferred revenues in the Group’s consolidated balance sheets. As of December 31
, 2019
, the aggregate amount of allocated to performance obligations that are unsatisfied or partially unsatisfied was RMB 19,441,687, of which RMB17,729,391 and RMB1,712,296 was recorded in current and non-current
deferred revenues respectively. As of December 31
, 2020
, the aggregate amount of the cash proceeds allocated to remaining performance obligations was RMB 18,749,024
, of which RMB 18,336,431
and RMB 412,593
was recorded in current and
non-current
deferred revenues respectively.

The aggregate amounts of deferred revenue by revenue stream from contracts with customers were as follows:

	As of December 31,
	2019	2020
Tuition fees	15,824,369	15,059,409
Meals	2,544,550	2,586,883
Accommodation	1,052,768	1,092,732
Others	20,000	10,000

Total	19,441,687	18,749,024

The following table shows how much of the revenue recognized in each reporting period was included in the contract liability balance at the beginning of the year.

	For the years ended December 31,
	2018	2019	2020
Tuition fees	11,732,597	12,576,013	14,112,073
Meals	2,337,977	2,468,208	2,544,550
Accommodation	805,900	841,744	1,052,768
Others	5,566	1,000,000	20,000

Total	14,882,040	16,885,965	17,729,391

The following table shows a rollforward of the deferred revenue balance.

	As of December 31, 2018	Cash receipt	Recognized as revenue	As of December 31, 2019	Cash receipt	Recognized as revenue	As of December 31, 2020
Tuition fees	14,628,087	110,953,519	(109,757,237)	15,824,369	124,674,045	(125,439,005)	15,059,409
Meals	2,468,208	24,770,535	(24,694,193)	2,544,550	19,215,312	(19,172,979)	2,586,883
Accommodation	841,744	9,395,089	(9,184,065)	1,052,768	8,382,762	(8,342,798)	1,092,732
Others	1,000,000	1,591,429	(2,571,429)	20,000	1,295,128	(1,305,128)	10,000

Total	18,938,039	146,710,572	(146,206,924)	19,441,687	153,567,247	(154,259,910)	18,749,024

As of December 31, 2020, revenue for unsatisfied performance obligations expected to be recognized in the future is RMB 18,749,024, which primarily relates to education services, meal and accommodation services to be delivered in the future to the students. Of this amount, the Company expect to recognize approximately RMB 18,336,431 in fiscal 2021, RMB 412,593 in fiscal 2022.